Segment Data	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Data [Abstract]
SEGMENT DATA

NOTE 11. SEGMENT DATA

We currently have three reportable segments: Water Management, Wind Energy, and Biomass. Each of our segments is a strategic business that offers different products and services. They are managed separately because each business unit requires different technology, marketing strategies and personnel. All of our segments are still in development stages with no significant operations.

The accounting policies for our segments are the same as those described in our Form 10-K for the year ended December 31, 2010. There are no intersegment revenues or expenses.

Segment data for the three and nine month periods ended September 30, 2011 and 2010 are as follows:

	For the Three Months Ended September 30, 2011
	Unallocated Corporate	Water Management	BioMass	Wind Energy	TOTAL
Total Revenues	$—	$229,800	$—	$—	$229,800
Total Operating Costs (recoveries)	—	203,500	—	3,113	206,613
Depreciation expense	47,762	—	—	—	47,762
Selling, general and administrative	645,972	20,951	(5,555)	318	661,686

Operating income (loss)	(693,734)	5,349	5,555	(3,431)	(686,261)
Other income and (expense)	(180,080)	—	—	—	(180,080)

Income (loss) from continuing operations	$(873,814)	$5,349	$5,555	$(3,431)	$(866,341)

Total Assets	$3,983,980	$3,805	$18,980,209	$(476)	$22,967,518

Capital Expenditures	$—	$2,306	$—	$—	$2,306

Depreciation expense	$47,298	$—	$—	$—	$47,298
Selling, general and administrative	1,202,487	—	386,854	2,900	1,592,241

Operating loss	(1,249,785)	—	(386,854)	(2,900)	(1,639,539)
Other income and (expense)	(132,352)	—	445,237	250,000	562,885

Income (loss) from continuing operations	$(1,382,137)	$—	$58,383	$247,100	$(1,076,654)

Total Assets	$5,702,782	$—	$18,295,087	$290,290	$24,288,159

Capital Expenditures	$—	$—	$958,986	$—	$958,986

	$69,745	$69,745	$69,745	$69,745	$69,745
	For the Nine Months Ended September 30, 2011
	Unallocated Corporate	Water Management	BioMass	Wind Energy	TOTAL
Total Revenues	$—	$229,800	$—	$—	$229,800
Total Operating Costs	—	203,500	—	3,316	206,816
Depreciation expense	142,242	—	—	—	142,242
Selling, general and administrative	2,481,469	20,951	273,973	1,288	2,777,681

Operating income (loss)	(2,623,711)	5,349	(273,973)	(4,604)	(2,896,939)
Other income and (expense)	(747,423)	—	—	—	(747,423)

Income (loss) from continuing operations	$(3,371,134)	$5,349	$(273,973)	$(4,604)	$(3,644,362)

Total Assets	$3,983,980	$3,805	$18,980,209	$(476)	$22,967,518

Capital Expenditures	$—	$2,306	$4,547	$—	$6,853

	$69,745	$69,745	$69,745	$69,745	$69,745
	For the Nine Months Ended September 30, 2010
	Unallocated Corporate	Water Management	BioMass	Wind Energy	TOTAL
Total Operating Costs	$—	$—	$—	$4,065	$4,065
Depreciation expense	141,803	—	—	—	141,803
Loss on asset impairments	—	—	—	160,824	160,824
Selling, general and administrative	3,326,696	—	34,477	15,368	3,376,541

Operating loss	(3,468,499)	—	(34,477)	(180,257)	(3,683,233)
Other income and (expense)	(189,543)	—	2,305,527	250,002	2,365,986

Income (loss) from continuing operations	$(3,658,042)	$—	$2,271,050	$69,745	$(1,317,247)

Total Assets	$5,702,782	$—	$18,295,087	$290,290	$24,288,159

Capital Expenditures	$7,474	$—	$1,279,209	$—	$1,286,683

NOTE 15. SEGMENT DATA

We currently have two reportable segments: Wind Energy and Biomass. Each of our segments is a strategic business that offers different products and services. They are managed separately because each business unit requires different technology, marketing strategies and personnel. All of our segments are still in development stages with no significant operations.

Our Wind Energy segment is currently in the development stage. We currently have no wind projects that we are developing.

Our Biomass segment is also in the development stage. We have purchased an inactive 18.5 MW (nameplate capacity) biomass power plant located in California, Mesquite Lake, and an inactive 14 MW (nameplate capacity) biomass power plant located in Telogia, Florida which was sold during the first quarter of 2009. We began refurbishing the plant during the third quarter in 2008. During 2008, we found that the existing air permit for the plant was not sufficient to support our planned operations, and we put this project on hold during the fourth quarter of 2008 while we went through the re-permitting process. We executed a new power purchase agreement for this facility in October 2009 and we obtained the air permit in July 2010. We plan to resume construction on the facility, including an expansion of up to 10 Megawatts (“MW”), sometime during the second quarter of 2011, assuming additional sources of funding are obtained.

Our Biomass segment will produce energy from organic matter available at or near the plant sites.

The accounting policies for our segments are the same as those described in Note 3. There are no intersegment revenues or expenses.

Segment data for the two years ended December 31, 2010 and 2009 follows:

	2010
	Unallocated Corporate	BioMass	Wind Energy	TOTAL
Total operating costs (recoveries)	—	—	(10,630)	(10,630)
Depreciation expense	189,758	—	—	189,758
Loss on asset impairments	—	—	160,824	160,824
Selling, general and administrative	4,466,508	597,325	16,936	5,080,769

Operating income (loss)	(4,656,266)	(597,325)	(167,130)	(5,420,721)
Other income and (expense)	(619,373)	2,305,527	250,002	1,936,156

Income (loss) from continuing operations	$(5,275,639)	$1,708,202	$82,872	$(3,484,565)

Total Assets	$5,038,025	$18,358,457	$21,530	$23,418,012

Capital Expenditures	$634,293	$1,470,232	$—	$2,104,525

	2009
	Unallocated Corporate	BioMass	Wind Energy	TOTAL
Total operating costs (recoveries)	(449,941)	38,309	67,136	(344,496)
Depreciation expense	182,405	—	46,291	228,696
Loss on asset impairments	1,651,161	—	217,750	1,868,911
Selling, general and administrative	4,835,147	1,139,979	639,028	6,614,154

Operating loss	(6,218,772)	(1,178,288)	(970,205)	(8,367,265)
Other income and (expense)	2,030,461	7,878	(723,360)	1,314,979

Loss from continuing operations	$(4,188,311)	$(1,170,410)	$(1,693,565)	$(7,052,286)

Total Assets	$12,753,524	$15,704,951	$229,484	$28,687,959

Capital Expenditures	$6,748	$40,865	$—	$47,613